599 Lexington Avenue
New York, NY 10022-6069

+1.212.848.4000

VIA EDGAR

February 28, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Aberdeen Investment Funds (the “Registrant”) — File Nos.: 033-47507 and 811-06652: Post-Effective Amendment No. 79

Ladies and Gentlemen:

On behalf of the Registrant, please find attached for filing Post-Effective Amendment No. 79 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 81 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended  (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.  The Amendment primarily reflects the following changes:

•                                          Responses to Staff comments provided to the Registrant with respect to Post-Effective Amendment No. 78, filed on December 20, 2018.

•                                          Updates to financial information from the most recent audited report to shareholders.

•                                          Other non-material changes.

The Registrant proposes that the Amendment become effective immediately upon filing, pursuant to Rule 485(b) under the 1933 Act.  The Registrant has certified, and I concur, that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

SHEARMAN.COM

Shearman & Sterling LLP is a limited liability partnership organized in the United States under the laws of the state of Delaware, which laws limit the personal liability of partners.

Please call me at (212) 848-4100 with any questions or comments concerning this filing.

Sincerely,

/s/ Jay G. Baris
Jay G. Baris
Partner

CC:                          Board of Trustees

Jennifer Rogers, Aberdeen Standard Investments, Inc.

Lucia Sitar, Aberdeen Standard Investments, Inc.

Megan Kennedy, Aberdeen Standard Investments, Inc.

Allan Goodson, Aberdeen Standard Investments, Inc.

Jennifer McHugh, State Street

Matthew J. Kuttner